Other Receivables (reclassification) (Details) - Schedule of other receivables - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Other receivables
Other receivables, disposal of revenue equipment		$ 169,095	$ 31,082
Others	[1]	67,614
Vehicle rental in advance		427,716
Pay on behalf of third parties		875,619
Total other receivables		$ 1,540,044	$ 31,082

[1]	A balance of $11,416,940 is reclassified from other receivables to loans receivable.